ORGANIZATION AND OPERATIONS (Details Narrative) (USD $)	0 Months Ended			0 Months Ended
	Jan. 09, 2013	Jan. 09, 2013 Brands Common Class A	Jan. 09, 2013 Brands Common Class B	Jan. 11, 2013 SplitCo
Shares converted		1,000	299
Shares issued	29,502,750
Par value	$ 0.0001
Cancellation of aggregate shares via Stock Purchase Agreement				90,304,397
Shares of common stock held by prior stockholders				20,851,336